Accrued Expense and Other Liabilities (Tables)	12 Months Ended
Sep. 30, 2023
Accrued Expense and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities	Accrued expenses and other liabilities consisted of the following:
	September 30, 2023	September 30, 2022

Payroll payables	$759,026	$1,733,937
Professional fee and others	282,806	422,314
Total	$1,041,832	$2,156,251